Sales and Marketing Expenses (Details) - Schedule of sales and marketing expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Sales and Marketing Expenses [Abstract]
Payroll and related benefits (including share-based compensation)	$ 1,599	$ 1,036	$ 576
Consulting and professional services	431	215	157
Travel	274	126	29
Advertising and promotion expenses	74	60	36
Sales commissions	13	60	57
Conferences	301	93	33
Others	512	327	175
Total	$ 3,204	$ 1,917	$ 1,063